Schedule of Applicable Margin for LIBOR Rate Loans Depending on the Utilization Level (Detail) - 2017 Credit Facility	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Commitment Fee	0.50%	0.50%
Level I
Line of Credit Facility [Line Items]
Utilization	< 25%	< 25%
Commitment Fee	0.50%	0.50%
Level II
Line of Credit Facility [Line Items]
Utilization	>25% but <50%	³25% but <50%
Commitment Fee	0.50%	0.50%
Level III
Line of Credit Facility [Line Items]
Utilization	>50% but <75%	³50% but <75%
Commitment Fee	0.50%	0.50%
Level IV
Line of Credit Facility [Line Items]
Utilization	>75% but <90%	³75% but <90%
Commitment Fee	0.50%	0.50%
Level V
Line of Credit Facility [Line Items]
Utilization	> 90%	³90%
Commitment Fee	0.50%	0.50%
LIBOR | Level I
Line of Credit Facility [Line Items]
Line of credit Margin	2.25%	2.25%
LIBOR | Level II
Line of Credit Facility [Line Items]
Line of credit Margin	2.50%	2.50%
LIBOR | Level III
Line of Credit Facility [Line Items]
Line of credit Margin	2.75%	2.75%
LIBOR | Level IV
Line of Credit Facility [Line Items]
Line of credit Margin	3.00%	3.00%
LIBOR | Level V
Line of Credit Facility [Line Items]
Line of credit Margin	3.25%	3.25%
Applicable | Level I
Line of Credit Facility [Line Items]
Line of credit Margin	1.25%	1.25%
Applicable | Level II
Line of Credit Facility [Line Items]
Line of credit Margin	1.50%	1.50%
Applicable | Level III
Line of Credit Facility [Line Items]
Line of credit Margin	1.75%	1.75%
Applicable | Level IV
Line of Credit Facility [Line Items]
Line of credit Margin	2.00%	2.00%
Applicable | Level V
Line of Credit Facility [Line Items]
Line of credit Margin	2.25%	2.25%